Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,803.43
Total Transaction Valuation	20,300,000.00
Total Offset Amount	0.00
Net Fee	$ 2,803.43
Offering Table N/A
Offset Table N/A	N/A